Related Party Disclosures - Other transactions with key management personnel (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Disclosures
Research and development expenses		€ 175,618	€ 144,558	€ 90,345
General and administrative expense	€ 4,558	93,887	239,093	35,406
Selling expense		12,929	17,189	15,272
Finance income		30,322	11,288	80
Finance expenses		1,995	20,201	49,741
Purchase of property, plant and equipment		8,942	17,099	€ 7,657
Key management
Related Party Disclosures
Research and development expenses		17	14
General and administrative expense			96
Selling expense		289	167
Finance income		7
Finance expenses		6
Purchase of property, plant and equipment		€ 24	€ 1